Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases
Schedule of various components of lease costs

($ in millions)
For the year ended December 31:	2019
Finance lease cost	$30
Operating lease cost	1,645
Short-term lease cost	38
Variable lease cost	534
Sublease income	(24)
Total lease cost	$2,223

Schedule of supplemental information relating to the cash flows arising from lease transactions

($ in millions)
For the year ended December 31:	2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from finance leases	$8
Financing cash outflows from finance leases	22
Operating cash outflows from operating leases	1,541
ROU assets obtained in exchange for new finance lease liabilities	209	*
ROU assets obtained in exchange for new operating lease liabilities	6,481	*

* Includes opening balance additions as a result of the adoption of the new lease guidance effective January 1, 2019. The post adoption addition of leases for the year ended December 31, 2019 was $1,679 million for operating leases and immaterial for finance leases.

Schedule of weighted-average lease terms and discount rates

At December 31:	2019
Finance leases
Weighted-average remaining lease term	4.8	yrs.
Weighted-average discount rate	1.62%
Operating leases
Weighted-average remaining lease term	5.4	yrs.
Weighted-average discount rate	3.03%

Schedule of expected undiscounted cash out flows for operating and finance leases

							Imputed
($ in millions)	2020	2021	2022	2023	2024	Thereafter	Interest*	Total**
Finance leases	$62	$59	$48	$31	$12	$46	$(54)	$204
Operating leases	1,486	1,198	928	673	514	806	(346)	5,259

*   Imputed interest represents the difference between undiscounted cash flows and discounted cash flows.

** The company entered into lease agreements for certain facilities and equipment with payments totaling approximately $181 million that have not yet commenced as of December 31, 2019, and therefore are not included in this table.

Operating lease commitments

						Beyond
($ in millions)	2019	2020	2021	2022	2023	2023
Operating lease commitments
Gross minimum rental commitments (including vacant space below)	$1,581	$1,233	$914	$640	$445	$815
Vacant space	29	23	14	9	5	8
Sublease income commitments	11	7	5	4	4	2
Capital lease commitments	3	3	3	3	2	28

Capital lease commitments

						Beyond
($ in millions)	2019	2020	2021	2022	2023	2023
Operating lease commitments
Gross minimum rental commitments (including vacant space below)	$1,581	$1,233	$914	$640	$445	$815
Vacant space	29	23	14	9	5	8
Sublease income commitments	11	7	5	4	4	2
Capital lease commitments	3	3	3	3	2	28

Schedule of amounts included in the Consolidated Statement of Earnings related to lessor activity

($ in millions)
For the year ended December 31:	2019
Lease income–sales-type and direct financing leases
Sales-type lease selling price	$1,509
Less: Carrying value of underlying assets excluding unguaranteed residual value	591
Gross profit	918
Interest income on lease receivables	303
Total sales-type and direct financing lease income	1,221
Lease income–operating leases	324
Variable lease income	56
Total lease income	$1,601

Schedule of maturity analysis of the lease payments due to IBM on sales-type and direct financing leases

($ in millions)	Total
2020	$2,632
2021	1,921
2022	1,053
2023	382
2024	82
Thereafter	7
Total undiscounted cash flows	$6,077
Present value of lease payments (recognized as financing receivables)	5,567	*
Difference between undiscounted cash flows and discounted cash flows	$(509)

* The present value of the lease payments will not equal the financing receivables balances in the Consolidated Balance Sheet, due to certain items including IDCs, allowance for credit losses and residual values, which are included in the financing receivable balance, but are not included in the future lease payments.

Schedule of maturity analysis of the undiscounted lease payments due to IBM on operating leases

($ in millions)	Total
2020	$145
2021	35
2022	4
2023	0
2024	0
Thereafter	—
Total undiscounted cash flows	$184